Share-based compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended									1 Months Ended		12 Months Ended
	Sep. 30, 2006	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Aug. 31, 2010 Service-based share options [Member] CNY	Mar. 31, 2009 Service-based share options [Member] CNY	Dec. 31, 2011 Service-based share options [Member] USD ($)	Dec. 31, 2011 Service-based share options [Member] CNY	Dec. 31, 2010 Service-based share options [Member] USD ($)	Dec. 31, 2010 Service-based share options [Member] CNY	Dec. 31, 2009 Service-based share options [Member] USD ($)	Dec. 31, 2009 Service-based share options [Member] CNY	Dec. 31, 2011 Restricted shares [Member] CNY	Dec. 31, 2010 Restricted shares [Member] CNY	Dec. 31, 2009 Restricted shares [Member] CNY	Aug. 31, 2010 Performance-based share options [Member] CNY	Mar. 31, 2009 Performance-based share options [Member] CNY	Dec. 31, 2011 Performance-based share options [Member] USD ($)	Dec. 31, 2011 Performance-based share options [Member] CNY	Dec. 31, 2010 Performance-based share options [Member] USD ($)	Dec. 31, 2010 Performance-based share options [Member] CNY	Dec. 31, 2009 Performance-based share options [Member] USD ($)	Dec. 31, 2009 Performance-based share options [Member] CNY	Aug. 14, 2010 Common Class B [Member]	Nov. 14, 2009 Common Class B [Member]	Feb. 28, 2009 Common Class B [Member]	Jun. 19, 2007 Common Class B [Member]
Ordinary shares reserved to be issued																								30,000,000	44,645,000	10,000,000	32,145,000
Summary of service-based and performance-based share options activities
Number of Shares							6,075,650	6,075,650	6,569,700	6,569,700	640,800	640,800						162,000	162,000	838,530	838,530	9,566,660	9,566,660
Share-based compensation expenses								80,939,792		66,217,308	$ 0	40,564,834		466,980	644,691				23,796,735		30,101,115		36,679,268
Unamortized compensation costs related to unvested awards not yet recognized								143,480,593											18,831,066
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized							2.54	2.54										1.78	1.78
Tax benefit realized from tax deductions associated with the Group’s US employees’ service-based option exercises								102,940		1,184,528		0							113,663		1,477,538		0
Compensation Expenses Capitalized								561,729		1,413,056		0							0		524,675		0
Recognized modification charge for the incremental compensation cost					13,552,762	3,863,060										1,761,299	8,996,087
Weighted-average grant date fair value of options							$ 1.88	12.13	$ 3.79	25.67	$ 2.87	19.59						$ 1.83	11.82	$ 2.99	20.23	$ 0.89	6.06
Total intrinsic value of options exercised								21,207,817		58,397,921		262,753,218							5,598,671		16,194,011		3,138,650
Restricted shares	6,928,570
Total fair value of shares vested			51,465,591	70,524,798